Financial Instruments - Currency risk sensitivity analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Financial Instruments
Increase in Loss from continuing operations if U.S. dollar currency weakened 10% against functional currencies	$ 496
Decrease in Loss from continuing operations if U.S. dollar currency strengthened 10% against functional currencies	481
Decrease in Loss from continuing operations if Euro weakened 10% against functional currencies	3,568
Increase in Loss from continuing operations if Euro strengthened 10% against functional currencies	3,568
Decrease in Loss from continuing operations if Canadian dollar weakened 10% against functional currencies	5,134
Increase in Loss from continuing operations if Canadian dollar strengthened 10% against functional currencies	$ 5,134